INCOME TAXES - Loss from Continuing Operations Before Income Taxes and Equity Losses of Affiliates (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from continuing operations before income taxes and equity losses of affiliates	$ 22,932	$ 9,137	$ (356,717)	$ (129,634)	$ (327,100)
United States
Loss from continuing operations before income taxes and equity losses of affiliates			(222,231)	(40,591)	(285,918)
Foreign
Loss from continuing operations before income taxes and equity losses of affiliates			$ (134,486)	$ (89,043)	$ (41,182)